Finance Lease Receivables (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Finance Lease Receivables [Abstract]
Selling profit on finance leases	$ 865,009	$ 102,155